Reportable segments - Interest Expense by Segment (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Reportable segments
Interest Expense	$ 232,082	$ 36,312	$ 591,087	$ 163,574
Non-operating corporate
Reportable segments
Interest Expense			473,430
Technology | Operating segments
Reportable segments
Interest Expense			55,678	$ 163,574
Telehealth | Operating segments
Reportable segments
Interest Expense			$ 61,979